Additional Information to the Items of Profit or Loss - Schedule of Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	$ 938	$ 841	$ 1,707
General and administrative expenses	2,109	2,234	4,526
Wages and related expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	154	224	390
General and administrative expenses	226	311	507
Share-based payment [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	42	8	45
General and administrative expenses	224	8	419
Clinical studies [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	181	117	276
Regulatory, professional and other expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	390	386	681
Research and preclinical studies [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	129	100	211
Chemistry and formulations [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
Research and development expenses	42	6	104
Professional and directors’ fees [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	1,368	1,670	3,009
Business development expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	48	53	108
Office maintenance, rent and other expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	78	68	128
Investor relations and business expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	54	57	197
Regulatory expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Line Items]
General and administrative expenses	$ 111	$ 67	$ 158